EQUITY INCENTIVE PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Incentive Plan
EQUITY INCENTIVE PLAN

NOTE 11 - EQUITY INCENTIVE PLAN

On August 26, 2021, the Company adopted a equity incentive plan, (the “2021 Plan”), providing for the issuance of shares of common stock, options or SARs with a rolling maximum number equal to 10% of the issued and outstanding Common Shares set at the beginning of each fiscal year. The Company may grant incentives to its directors, officers, employees and service providers. The options are exercisable for a maximum of up to ten years from the date of grant and may be subject to vesting provisions as set by the Plan Administrator.

As of March 31, 2025 and December 31, 2024, there were 7,456,500 fully vested options issued and outstanding under the plan with a weighted average exercise price of $0.0518 per share . There were no non-vested options outstanding.

A summary of the Company’s stock option plan and changes for the quarter ended March 31, 2025 is as follows:

	Number of options	Weighted average exercise price
Balance - beginning of the year	7,456,500	$0.0518
Granted	-	-
Exercised	-	-
Cancelled	-	-
Balance - end of period	7,456,500	$0.0518

The aggregate intrinsic value of vested share options (the market value less the exercise price) at March 31, 2023 was zero.

NOTE 12 - EQUITY INCENTIVE PLAN

On August 26, 2021, the Company adopted an equity incentive plan providing for the issuance of shares of common stock, options or SARs with a rolling maximum number equal to 10% of the issued and outstanding Common Shares set at the beginning of each fiscal year. The Company may grant incentives to its directors, officers, employees and service providers. The options are exercisable for a maximum of up to ten years from the date of grant and may be subject to vesting provisions as set by the Plan Administrator.

As of December 31, 2024, there were 7,456,500 issued and outstanding equity incentive plan options which are all fully vested with a weighted average exercise price of $0.0518 per option and twenty-seven months remaining life. At December 31, 2024, the closing market price of the stock was $0.0128 per share.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 12 - EQUITY INCENTIVE PLAN, continued

A summary of the Company’s equity incentive plan options and changes during the year ended December 31, 2024 is as follows:

	Number of Options	Weighted average exercise price
Balance January 1, 2023	7,456,500	0.0518
Granted	-	-
Exercised	-	-
Cancelled	-	-
Balance December 31, 2023	7,456,500	0.0518
No activity	-
Balance December 31, 2024	7,456,500	$0.0518

The aggregate intrinsic value of vested share options (the market value was less the exercise price) at December 31, 2024 and 2023 was zero.